Pension And Postretirement Benefits (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) - Supplemental Retirement Plans [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Supplemental retirement plan - projected benefit obligation	$ (2,344)	$ (2,378)
Supplemental retirement plan - Accumulated benefit obligation	(2,285)	(2,314)
Supplemental retirement plan - Fair value of plan assets	$ 0	$ 0